Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (29,303,674)	$ (18,863,415)
Working capital	900,000
Net Income (Loss)	(10,440,259)	(1,202,916)	$ (1,080,016)
Raise capital	$ 28,795,892	11,149,482
Depository insurance amount (in Yuan Renminbi) | ¥					¥ 500,000
Percentage of residual value of cost	5.00%				5.00%
Estimated useful lives	10 years				10 years
Impairment of long lived assets	$ 0	0
Contract liabilities	2,384,192	2,225,461
Subsidy income	478,579	695,948	979,176
Advertising costs amount	$ 5,887,115	$ 1,166,008	$ 1,166,233
Lease terms	12 months				12 months
Underpayment of taxes	$ 14,537				¥ 100,000
Percentage selling consumer products	13.00%
Percentage of revenue generated from service	6.00%
Description of segment	The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. In accordance with ASC Topic 280, Segment Reporting, the Company’s Chief Executive Officer was identified as the CODM.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment (in Segment) | Segment	5
Number of reportable segment (in Segment) | Segment	5
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Raise capital				$ 8,000,000